Financial Instruments - Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis	$ 11,873	$ 7,561
Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis		6,580
Active Markets for Identical Assets (Level 1) [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis
Active Markets for Identical Assets (Level 1) [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis
Observable Inputs (Level 2) [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis
Observable Inputs (Level 2) [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis
Unobservable Inputs (Level 3) [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis	11,873	7,561
Unobservable Inputs (Level 3) [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured at fair value on a recurring basis		$ 6,580